CASH AND CASH EQUIVALENTS - Summary of cash and cash equivalents (Details) - USD ($) $ in Millions	Jun. 30, 2020		Dec. 31, 2019	Jun. 30, 2019	[1]	Dec. 31, 2018	Jun. 30, 2018
Cash and cash equivalents [abstract]
Cash at banks and on hand	$ 658		$ 932
Short-term deposits with original maturity of less than three months	508		318
Cash and cash equivalents	1,166		1,250
Less overdrafts	(3)		(46)				$ (57)
Cash and cash equivalents, net of overdrafts (as presented in the consolidated statement of cash flows)	$ 1,163	[1]	$ 1,204	$ 1,274		$ 1,791

[1]	** Overdrawn amount was US$3 (2019: US$57) *** Certain comparative amounts have been reclassified to conform to the current period presentation